INVESTMENTS - Schedule of Investments (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-Current
Investments in other companies:	$ 91,295	$ 91,295
Current
Short-term investments:	21,654,777	760,964
- Mutual fund in foreing currency
Current
Short-term investments:	19,514,055	0
- Mutual fund in pesos
Current
Short-term investments:	2,059,482	676,741
- Short-term investments in foreign currency
Current
Short-term investments:	81,240	84,223
- Cementos del Plata S.A.
Non-Current
Investments in other companies:	$ 91,295	$ 91,295